U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income attributable to U.S. Bancorp	$ 7,963	$ 4,959	$ 6,914
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	2,428	(1,058)	458
Net cash provided by operating activities	9,870	3,716	4,889
Investing Activities
Other, net	3	(636)	(1,295)
Net cash used in investing activities	(57,487)	(15,440)	(21,560)
Financing Activities
Net increase (decrease) in short-term borrowings	30	(11,957)	9,584
Proceeds from issuance of long-term debt	2,626	14,501	9,899
Principal payments or redemption of long-term debt	(11,432)	(14,476)	(11,119)
Proceeds from issuance of preferred stock	2,221	486
Proceeds from issuance of common stock	43	15	88
Repurchase of preferred stock	(1,250)
Repurchase of common stock	(1,555)	(1,672)	(4,525)
Cash dividends paid on preferred stock	(308)	(300)	(302)
Cash dividends paid on common stock	(2,579)	(2,552)	(2,443)
Net cash provided by financing activities	13,942	51,899	17,623
Cash and due from banks at beginning of period	62,580	22,405	21,453
Cash and due from banks at end of period	28,905	62,580	22,405
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	7,963	4,959	6,914
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,252)	(3,673)	(65)
Other, net	(85)	907	231
Net cash provided by operating activities	6,626	2,193	7,080
Investing Activities
Proceeds from sales and maturities of investment securities	200	258	291
Purchases of investment securities	0		(1,013)
Net (increase) decrease in short-term advances to subsidiaries	411	347	578
Long-term advances to subsidiaries	(7,000)		(2,600)
Principal collected on long-term advances to subsidiaries	1,250		2,550
Other, net	(269)	379	(341)
Net cash used in investing activities	(5,408)	984	(535)
Financing Activities
Net increase (decrease) in short-term borrowings	0	(8)	8
Proceeds from issuance of long-term debt	1,300	2,750	3,743
Principal payments or redemption of long-term debt	(3,000)	(1,200)	(1,500)
Proceeds from issuance of preferred stock	2,221	486
Proceeds from issuance of common stock	43	15	88
Repurchase of preferred stock	(1,250)
Repurchase of common stock	(1,555)	(1,672)	(4,525)
Cash dividends paid on preferred stock	(308)	(300)	(302)
Cash dividends paid on common stock	(2,579)	(2,552)	(2,443)
Net cash provided by financing activities	(5,128)	(2,481)	(4,931)
Change in cash and due from banks	(3,910)	696	1,614
Cash and due from banks at beginning of period	12,279	11,583	9,969
Cash and due from banks at end of period	$ 8,369	$ 12,279	$ 11,583